Note 15 - Segment Information	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
(
15
)

SEGMENT INFORMATION

As discussed in Note
1,
during
2016,
we reorganized our business from
three
product segments (Thermal Products, Mechanical Products and Electrical Products) into two
product segments (Thermal and EMS). As a result of the completion of this reorganization, we determined that we have
two
reportable segments. Accordingly, the segment information presented below has been reclassified to reflect the changes to our reportable segments and to be comparable to the presentation of this information that was implemented effective
January 1, 2017.

Thermal includes the operations of Temptronic Corporation, Thermonics, Sigma, inTEST Thermal Solutions GmbH (Germany), and inTEST Pte, Limited (Singapore). Sales of this segment consist primarily of temperature management systems which we design, manufacture and market under our Temptronic, Thermonics and Sigma product lines. In addition, this segment provides post warranty service and support.

EMS includes the operations of our manufacturing facilities in Mt. L aurel, New Jersey and Fremont, California. Sales of this segment consist primarily of manipulator, docking hardware and tester interface products, which we design, manufacture and market.

We operate our business worldwide and sell our products both domestically and internationally. Both of our segments sell to semiconductor manufacturers, third
-party test and assembly houses and ATE manufacturers. Our Thermal segment also sells into a variety of markets outside of the ATE market, including the automotive, consumer electronics, defense/aerospace, energy, industrial and telecommunications markets. Intercompany pricing between segments is either a multiple of cost for component parts or list price for finished goods.

	Years Ended December 31,
	2016	2015
Net revenues from unaffiliated customers:
Thermal	$24,033	$24,084
EMS	16,194	14,805
	$40,227	$38,889
Depreciation/amortization:
Thermal	$440	$581
EMS	159	173
	$599	$754
Operating income (loss):
Thermal	$4,210	$4,517
EMS	989	(1,229)
Corporate	(1,053)	(726)
	$4,146	$2,562
Earnings (loss) before income tax expense (benefit):
Thermal	$4,193	$4,479
EMS	1,021	(1,170)
Corporate	(1,007)	(726)
	$4,207	$2,583
Income tax expense (benefit):
Thermal	$1,544	$1,252
EMS	376	(327)
Corporate	(371)	(203)
	$1,549	$722
Net earnings (loss):
Thermal	$2,649	$3,227
EMS	645	(843)
Corporate	(636)	(523)
	$2,658	$1,861

	Years Ended December 31,
	2016	2015
Capital expenditures:
Thermal	$262	$389
EMS	77	210
	$339	$599

	December 31,
	2016	2015
Identifiable assets:
Thermal	$19,893	$16,983
EMS	22,951	23,001
	$42,844	$39,984

The following table provides information about our geographic areas of operation. Net revenues from unaffiliated customers are based on the location to which the goods are shipped.

	Years Ended December 31,
	2016	2015
Net revenues from unaffiliated customers:
U.S.	$13,061	$14,294
Foreign	27,166	24,595
	$40,227	$38,889

	December 31,
	2016	2015
Property and equipment:
U.S.	$691	$797
Foreign	253	315
	$944	$1,112